Expense Example - Transamerica ClearTrack 2045	R6 1 year	R6 3 years	R6 5 years	R6 10 years	R1 1 year	R1 3 years	R1 5 years	R1 10 years	R3 1 year	R3 3 years	R3 5 years	R3 10 years
USD ($)	56	202	361	823	122	406	712	1,580	97	328	578	1,295